Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

March 2, 2009

Filing Room

Securities & Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (File Nos. 2-92633 and 811-04087) / Rule 497(j) Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, Overseas Series, Target Income Series, Target 2010 Series, Target 2020 Series, Target 2030 Series, Target 2040 Series, Target 2050 Series, and Dividend Focus Series.

Dear Sir or Madam:

The registrant hereby certifies, pursuant to paragraph (j) of Rule 497, that the form of the prospectuses for the series referenced above and the Statement of Additional Information dated February 27, 2009 that would have been filed under paragraph (c) of Rule 497 does not differ from the form of such prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 71, which was filed electronically under Accession Number 0001193125-09-041212 on February 27, 2009.

Sincerely,

MANNING & NAPIER FUND, INC.

/s/ Jodi L. Hedberg

Jodi L. Hedberg

Corporate Secretary